DEFERRED TAXES AND OTHER LONG-TERM LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Provision for warranty	$ 199	$ 213
Deferred tax	540	666
Deferred revenues	99	97
Other long-term liabilities	$ 838	$ 976